CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2025
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT
16.	CAPITAL MANAGEMENT

The Company manages its capital structure, defined as total equity plus debt, and adjusts it, based on the funds available to the Company, in order to support the acquisition, exploration and evaluation of assets. The Board of Directors does not impose quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain the future development of the business.

In the management of capital, the Company considers all types of equity and is dependent on third party financing, whether through debt, equity, or other means. Although the Company has been successful in raising funds to date, there is no assurance that the Company will be successful in obtaining required financing in the future or that such financing will be available on terms acceptable to the Company.

The properties in which the Company currently has an interest are in the exploration and pre-development stage. As such, the Company, has historically relied on the equity markets to fund its activities. The Company will continue to assess new properties and seek to acquire an interest in additional properties if it determines that there is sufficient geologic or economic potential and if it has adequate financial resources to do so.

Management reviews its capital management approach on an on-going basis and believes that this approach, given the relative size of the Company, is reasonable. The Company is not subject to externally imposed capital requirements. There were no changes in the Company’s approach to capital management during the period.